Pension plan obligations (Details 6)	12 Months Ended
Dec. 31, 2022
Discount Rate [Member] | Increase Of One Percent [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 215,825
Discount Rate [Member] | Increase Of One Percent [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 159,129
Discount Rate [Member] | Decrease Of One Percent [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 234,447
Discount Rate [Member] | Decrease Of One Percent [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 172,859
Life Expectation [Member] | Increase Of One Year [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 59,778
Life Expectation [Member] | Increase Of One Year [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 83,050
Life Expectation [Member] | Decrease Of One Year [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 58,505
Life Expectation [Member] | Decrease Of One Year [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 79,449
Wage Increase Rate [Member] | Increase Of One Percent [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 38,898
Wage Increase Rate [Member] | Increase Of One Percent [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 894
Wage Increase Rate [Member] | Decrease Of One Percent [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 40,755
Wage Increase Rate [Member] | Decrease Of One Percent [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 937